SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases
Operating cash outflows from operating leases	¥ 12,500	¥ 9,483
Right-of-use assets obtained in exchange for operating lease liabilities	6,150
Right-of-use assets obtained in exchange for finance lease liabilities, after modification